Commitment and Contingencies (Tables)	8 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Company’s Supplemental Cash Flow Information Related to Leases	The following table presents the Company’s supplemental cash flow information related to leases (in thousands):
September 30, 2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$74

Schedule of Company’s Operating Lease Liabilities Showing the Aggregate Lease Payments	The following table summarizes a maturity analysis of the Company’s operating lease liabilities showing the aggregate lease payments as of September 30, 2024 (in thousands):
Amount
Fiscal year ending December 31,
2024 (remainder)	$63
2025	369
2026	494
2027	380
Total undiscounted lease payments	1,306
Less: imputed interest	(318)
Total discounted lease payments	988
Less: current portion of lease liability	(146)
Non-current portion of lease liability	$842